PROPERTY AND EQUIPMENT, NET - Narrative (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,219	¥ 967	¥ 847